OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2013
OTHER LONG-TERM LIABILITIES
NOTE 13:-	OTHER LONG-TERM LIABILITIES
	December 31,
	2013	2012

Provision for warranty	$238	$215
Deferred taxes	5,381	3,405
Deferred revenues	93	145

	$5,712	$3,765